42. Information related to guaranteed securities issued by subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Information Related To Guaranteed Securities Issued By Subsidiaries Abstract
Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations:

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2020
Unproved oil and gas properties	17,438	112	-	-	112	17,550	-
Proved oil and gas properties	61,857	140	-	-	140	61,997	792
Support Equipment	73,199	761	-	1	762	73,961	-
Gross Capitalized costs	152,494	1,013	-	1	1,014	153,508	792
Depreciation, depletion and amortization	(43,008)	(687)	-	(1)	(688)	(43,696)	(316)
Net capitalized costs	109,486	326	-	-	326	109,812	476
December 31, 2019
Unproved oil and gas properties	23,063	117	-	-	117	23,180	-
Proved oil and gas properties	81,063	135	-	-	135	81,198	4,202
Support Equipment	88,289	687	-	1	688	88,977	-
Gross Capitalized costs	192,414	940	-	1	941	193,355	4,202
Depreciation, depletion and amortization	(51,332)	(581)	-	(1)	(582)	(51,914)	(1,690)
Net capitalized costs	141,081	359	-	-	359	141,441	2,513
December 31, 2018
Unproved oil and gas properties	5,999	112	-	-	112	6,111	-
Proved oil and gas properties	88,572	144	-	-	144	88,716	4,091
Support Equipment	83,822	649	-	389	1,038	84,860	6
Gross Capitalized costs	178,393	905	-	389	1,294	179,687	4,097
Depreciation, depletion and amortization	(60,890)	(544)	-	(29)	(573)	(61,463)	(1,410)
Net capitalized costs	117,503	361	-	360	721	118,224	2,687

ii) Costs incurred in oil and gas property acquisition, exploration and development activities

Summary of Costs Incurred

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2020
Acquisition costs:
Proved	315	-	-	-	-	315	-
Unproved (*)	24	-	-	-	-	24	-
Exploration costs	805	10	-	-	10	815	−
Development costs	5,664	3	-	-	3	5,667	57
Total	6,808	13	-	-	13	6,821	57
December 31, 2019
Acquisition costs:
Proved	-	-	-	-	-	-	-
Unproved (*)	16,670	-	-	-	-	16,670	-
Exploration costs	1,069	11	-	-	11	1,080	3
Development costs	6,819	6	-	-	6	6,825	150
Total	24,558	17	-	-	17	24,575	153
December 31, 2018
Acquisition costs:
Proved	-	-	-	-	-	-	-
Unproved	832	-	-	-	-	832	-
Exploration costs	776	10	1	-	11	787	5
Development costs	9,685	32	229	-	261	9,946	252
Total	11,293	43	230	-	272	11,565	257
(*) Mainly acquisition of oil exploration rights - Transfer of Rights, according to note 23.4

Summary of Operations for Oil and Gas Producing Activities

Interest income and expense are excluded from the results reported in this table.

	Consolidated entities
		Abroad					Equity Method Investees
	Brazil	South America	North America	Others	Total	Total
December 31, 2020
Net operation revenues:
Sales to third parties	763	108	-	-	108	871	148
Intersegment	33,524	-	-	-	-	33,524	-
	34,287	108	-	-	108	34,395	148
Production costs	(9,378)	(59)	-	-	(59)	(9,437)	(54)
Exploration expenses	(796)	(7)	-	-	(7)	(803)	-
Depreciation, depletion and amortization	(8,611)	(50)	-	-	(50)	(8,661)	(57)
Impairment of oil and gas properties	(7,364)	-	-	-	-	(7,364)	-
Other operating expenses	(885)	(2)	(167)	(26)	(195)	(1,080)	(158)
Results before income tax expenses	7,253	(10)	(167)	(26)	(203)	7,050	(121)
Income tax expenses	(2,466)	3	57	9	69	(2,398)	41
Results of operations (excluding corporate overhead and interest costs)	4,786	(7)	(110)	(17)	(134)	4,652	(80)
December 31, 2019
Net operation revenues:
Sales to third parties	888	174	-	-	174	1,062	1,114
Intersegment	49,400	−	-	-	−	49,400	-
	50,288	174	-	-	174	50,462	1,114
Production costs	(15,749)	(69)	-	-	(69)	(15,818)	(124)
Exploration expenses	(793)	(6)	-	−	(6)	(799)	(5)
Depreciation, depletion and amortization	(11,436)	(37)	-	(13)	(50)	(11,486)	(292)
Impairment of oil and gas properties	(1,535)	-	-	(421)	(421)	(1,956)	-
Other operating expenses	(1,420)	(13)	41	(34)	(6)	(1,426)	(20)
Results before income tax expenses	19,354	50	41	(468)	(377)	18,977	672
Income tax expenses	(6,579)	(17)	(14)	159	128	(6,451)	(229)
Results of operations (excluding corporate overhead and interest costs)	12,775	33	27	(309)	(249)	12,526	443
December 31, 2018
Net operation revenues:
Sales to third parties	1,142	190	998	-	1,188	2,330	375
Intersegment	50,052	−	-	-	−	50,052	-
	51,194	190	998	-	1,188	52,382	375
Production costs	(19,741)	(77)	(152)	-	(229)	(19,970)	(40)
Exploration expenses	(516)	(7)	(1)	−	(8)	(524)	(2)
Depreciation, depletion and amortization	(8,716)	(40)	(221)	(21)	(282)	(8,998)	(109)
Impairment of oil and gas properties	(686)	-	(705)	-	(705)	(1,391)	-
Other operating expenses	(2,188)	(839)	(88)	(38)	(965)	(3,153)	(12)
Results before income tax expenses	19,347	(773)	(169)	(59)	(1,001)	18,346	212
Income tax expenses	(6,576)	263	57	20	340	(6,236)	(162)
Results of operations (excluding corporate overhead and interest costs)	12,771	(510)	(112)	(39)	(661)	12,110	50

(iv) Reserve quantities information

Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil

A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

	Consolidated Entities					Equity Method Investees
Proved developed and undeveloped reserves(*)	Crude oil in Brazil	Crude Oil in South America	Crude Oil in North America	Synthetic Oil in Brazil	Consolidated Total	Crude Oil in North America	Crude Oil in Africa	Total
Reserves at December 31, 2017 (1)	8,249.4	1.2	114.6	6.0	8,371.3	−	63.4	8,434.7
Transfers by loss of control (2)	−	−	(100.4)	−	(100.4)	100.4	−	−
Revisions of previous estimates	342.7	−	−	(0.3)	342.5	(0.9)	3.7	345.3
Extensions and discoveries	308.5	0.6	−	−	309.1	−	−	309.1
Improved Recovery	224.2	−	−	−	224.2	−	−	224.2
Sales of reserves	(254.8)	−	−	−	(254.8)	(80.4)	−	(335.2)
Purchases of reserves	−	−	−	−	−	7.9	−	7.9
Production for the year	(701.3)	(0.3)	(14.3)	(0.9)	(716.8)	(0.4)	(7.3)	(724.5)
Reserves at December 31, 2018 (1)	8,168.7	1.6	−	4.8	8,175.1	26.6	59.8	8,261.5
Revisions of previous estimates	718.8	−	−	−	718.8	0.7	(6.5)	713.0
Extensions and discoveries	17.5	−	−	3.6	21.1	−	0.6	21.7
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(68.3)	−	−	−	(68.3)	−	−	(68.3)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(753.9)	(0.2)	−	(0.8)	(754.8)	(4.7)	(12.3)	(771.7)
Reserves at December 31, 2019 (1)	8,082.8	1.4	−	7.7	8,091.9	22.7	41.6	8,156.1
Revisions of previous estimates	268.7	(0.9)	−	(6.8)	261.0	(0.4)	−	260.7
Extensions and discoveries	34.8	−	−	−	34.8	−	−	34.8
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(60.8)	−	−	−	(60.8)	−	(41.1)	(101.8)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(791.7)	(0.2)	−	(0.9)	(792.8)	(4.2)	(0.5)	(797.5)
Reserves at December 31, 2020	7,533.9	0.3	−	−	7,534.2	18.1	−	7,552.3

(1) In 2017, total proved reserves includes 263.7 million barrels related to assets held for sale. In 2018, total proved reserves includes 59.8 million barrels related to PO&G assets held for sale. In 2019, total proved reserves include 41.6 million barrels of assets held for sale (PO&G).
(2) Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
(*) Apparent differences in the sum of the numbers are due to rounding off.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

	Consolidated Entities					Equity Method Investees
Proved developed and undeveloped reserves (*)	Natural Gas in Brazil	Natural Gas in South America	Natural Gas in North America	Synthetic Gas in Brazil	Consolidated Total	Gas Natural in North America	Gas Natural in Africa	Total
Reserves at December 31, 2017 (1)	7,676.1	160.2	40.9	8.1	7,885.3	−	17.3	7,902.6
Transfers by loss of control (2)	−	−	(36.8)	−	(36.8)	36.8	−	−
Revisions of previous estimates	737.2	−	−	(1.0)	736.2	(3.1)	34.8	768.0
Extensions and discoveries	136.8	70.1	−	−	206.9	−	−	206.9
Improved Recovery	207.6	−	−	−	207.6	−	−	207.6
Sales of reserves	(165.5)	−	−	−	(165.5)	(29.7)	−	(195.2)
Purchases of reserves	−	−	−	−	−	6.9	−	6.9
Production for the year	(801.8)	(16.2)	(4.1)	(1.3)	(823.5)	(0.1)	(4.8)	(828.4)
Reserves at December 31, 2018 (1)	7,790.5	214.1	−	5.7	8,010.3	10.8	47.3	8,068.5
Revisions of previous estimates	1,415.7	(42.3)	−	−	1,373.4	0.1	10.9	1,384.4
Extensions and discoveries	15.3	−	−	7.6	22.9	−	0.3	23.2
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(24.0)	−	−	−	(24.0)	−	−	(24.0)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(816.9)	(15.5)	−	(1.2)	(833.7)	(1.7)	(11.3)	(846.7)
Reserves at December 31, 2019 (1)	8,380.6	156.3	−	12.1	8,549.0	9.2	47.2	8,605.4
Revisions of previous estimates	(92.5)	(118.7)	−	(10.8)	(221.9)	0.2	−	(221.7)
Extensions and discoveries	36.0	−	−	−	36.0	−	−	36.0
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(42.3)	−	−	−	(42.3)	−	(47.2)	(89.5)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(735.2)	(12.0)	−	(1.4)	(748.5)	(1.6)	−	(750.1)
Reserves at December 31, 2020	7,546.7	25.6	−	−	7,572.3	7.8	−	7,580.1

(1) In 2017, total proved reserves includes 173.7 billion cubic feet related to assets held for sale. In 2018, total proved reserves includes 47.3 billion cubic feet related to PO&G assets held for sale. In 2019, total proved reserves includes 47.2 billion cubic feet related to PO&G assets held for sale.
(2) Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
(*) Apparent differences in the sum of the numbers are due to rounding off.

Natural gas production volumes used in these tables are the net volumes withdrawn from our proved reserves, including gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves includes gas consumed in operations, which represent 30% of our total proved reserves of natural gas as of December 31, 2020.

The tables below summarizes information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees for 2020, 2019 and 2018:

	Consolidated Entities					Equity Method Investees
Proved developed and undeveloped reserves(*)	Oil equivalent in Brazil	Oil equivalent inSouth America	Oil equivalent in North America	Synthetic Oil in Brazil	Consolidated Total	Oil equivalent in North America	Oil equivalent in Africa	Total
Reserves at December 31, 2017 (1)	9,528.8	27.9	121.5	7.4	9,685.5	−	66.3	9,751.7
Transfers by loss of control (2)	−	−	(106.5)	−	(106.5)	106.5	−	−
Revisions of previous estimates	465.6	−	−	(0.4)	465.2	(1.4)	9.6	473.3
Extensions and discoveries	331.3	12.3	−	−	343.6	−	−	343.6
Improved Recovery	258.8	−	−	−	258.8	−	−	258.8
Sales of reserves	(282.4)	−	−	−	(282.4)	(85.4)	−	(367.8)
Purchases of reserves	−	−	−	−	−	9.1	−	9.1
Production for the year	(834.9)	(3.0)	(15.0)	(1.2)	(854.0)	(0.5)	(8.1)	(862.6)
Reserves at December 31, 2018 (1)	9,467.1	37.2	−	5.8	9,510.1	28.4	67.7	9,606.2
Revisions of previous estimates	954.7	(7.0)	−	−	947.7	0.7	(4.7)	943.7
Extensions and discoveries	20.1	−	−	4.9	25.0	−	0.6	25.6
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(72.3)	−	−	−	(72.3)	−	−	(72.3)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(890.0)	(2.8)	−	(1.0)	(893.8)	(4.9)	(14.1)	(912.8)
Reserves at December 31, 2019 (1)	9,479.6	27.4	−	9.7	9,516.7	24.2	49.5	9,590.4
Revisions of previous estimates	253.3	(20.6)	−	(8.6)	224.1	(0.3)	−	223.7
Extensions and discoveries	40.8	−	−	−	40.8	−	−	40.8
Improved Recovery	−	−	−	−	−	−	−	−
Sales of reserves	(67.8)	−	−	−	(67.8)	−	(49.0)	(116.8)
Purchases of reserves	−	−	−	−	−	−	−	−
Production for the year	(914.2)	(2.2)	−	(1.2)	(917.6)	(4.5)	(0.5)	(922.5)
Reserves at December 31, 2020	8,791.7	4.6	−	−	8,796.3	19.4	−	8,815.7

(1) In 2017, total proved reserves includes 292.7 million barrels of oil equivalent related to assets held for sale in Brazil; in 2018, includes 67.7 million barrels of oil equivalent related to PO&G assets held for sale in Africa; and in 2019, includes 49.5 million barrels of oil equivalent related to assets held for sale in Africa.
(2) Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
(*) Apparent differences in the sum of the numbers are due to rounding off.

Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves

The tables below present the volumes of proved developed and undeveloped reserves, net, that is, reflecting Petrobras' participation:

	2018
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,339.5	4.8	4,807.0	5.7	5,146.4
South America, outside Brazil	1.0	−	83.5	−	15.0
Total Consolidated Entities	4,340.5	4.8	4,890.5	5.7	5,161.4
Equity Method Investees
North America (2)	20.0	−	8.3	−	21.4
Africa	30.9	−	27.6	−	35.5
Total Equity Method Investees	51.0	−	35.9	−	56.9
Total Consolidated and Equity Method Investees (1)	4,391.5	4.8	4,926.4	5.7	5,218.3
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,829.2	−	2,983.5	−	4,326.4
South America, outside Brazil	0.5	−	130.6	−	22.3
Total Consolidated Entities	3,829.7	−	3,114.1	−	4,348.7
Equity Method Investees
North America (2)	6.5	−	2.5	−	6.9
Africa	28.9	−	19.7	−	32.2
Total Equity Method Investees	35.4	−	22.2	−	39.1
Total Consolidated and Equity Method Investees (1)	3,865.1	−	3,136.3	−	4,387.9
Total proved reserves (developed and undeveloped)	8,256.6	4.8	8,062.7	5.7	9,606.2
(1) It includes amounts related to assets held for sale (30.9 million barrels of oil and 27.6 billion cubic feet of natural gas in net proved developed reserves and 28.9 million barrels of oil and 19.7 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).
(2) North America oil reserves includes 4.2% of natural gas liquid (NGL) in proved developed reserves and 3.6% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.
	2019
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,999.1	7.7	5,715.6	12.1	5,961.4
South America, outside Brazil (2)	0.9	−	66.9	−	12.1
Total Consolidated Entities	5,000.0	7.7	5,782.5	12.1	5,973.5
Equity Method Investees
North America (2)	18.2	−	7.0	−	19.4
Africa	37.1	−	44.7	−	44.6
Total Equity Method Investees	55.3	−	51.7	−	64.0
Total Consolidated and Equity Method Investees (1)	5,055.3	7.7	5,834.3	12.1	6,037.4
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	3,083.7	−	2,665.0	−	3,527.9
South America, outside Brazil (2)	0.5	−	89.3	−	15.4
Total Consolidated Entities	3,084.2	−	2,754.3	−	3,543.3
Equity Method Investees
North America (2)	4.4	−	2.2	−	4.8
Africa	4.5	−	2.4	−	4.9
Total Equity Method Investees	8.9	−	4.6	−	9.7
Total Consolidated and Equity Method Investees (1)	3,093.1	−	2,759.0	−	3,552.9
Total proved reserves (developed and undeveloped)	8,148.4	7.7	8,593.2	12.1	9,590.4
(1) It includes amounts related to assets held for sale (37.1 million barrels of oil and 44.7 billion cubic feet of natural gas in net proved developed reserves and 4.5 million barrels of oil and 2.4 billion cubic feet of natural gas in net proved undeveloped reserves) in Africa (PO&G).
(2) South America oil reserves includes 20.3% of natural gas liquid (NGL) in proved developed reserves and 59.2% of NGL in proved undeveloped reserves. North America oil reserves includes 3.8 % of natural gas liquid (NGL) in proved developed reserves and 5.3% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.
	2020
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Total oil and gas
	(mmbbl)		(bncf)		(mmboe)
Net proved developed reserves (*):
Consolidated Entities
Brazil	4,857.6	−	5,713.9	−	5,809.9
South America, outside Brazil (1)	0.3	−	25.6	−	4.6
Total Consolidated Entities	4,857.9	−	5,739.5	−	5,814.5
Equity Method Investees
North America (1)	16.9	−	7.2	−	18.1

Total Equity Method Investees	16.9	−	7.2	−	18.1
Total Consolidated and Equity Method Investees	4,874.8	−	5,746.7	−	5,832.6
Net proved undeveloped reserves (*):
Consolidated Entities
Brazil	2,676.3	−	1,832.8	−	2,981.8
South America, outside Brazil (1)	−	−	−	−	−
Total Consolidated Entities	2,676.3	−	1,832.8	−	2,981.8
Equity Method Investees
North America (1)	1.2	−	0.6	−	1.3

Total Equity Method Investees	1.2	−	0.6	−	1.3
Total Consolidated and Equity Method Investees	2,677.5	−	1,833.4	−	2,983.1
Total proved reserves (developed and undeveloped)	7,552.3	−	7,580.1	−	8,815.7
(1) South America oil reserves includes 21.3% of natural gas liquid (NGL) in proved developed reserves. North America oil reserves includes 6.3% of natural gas liquid (NGL) in proved developed reserves and 5.3% of NGL in proved undeveloped reserves.
(*) Apparent differences in the sum of the numbers are due to rounding off.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

Summary of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities

Standardized measure of discounted future net cash flows:

	Consolidated entities
		Abroad				Equity Method Investees (2)
	Brazil	South America	North America	Total	Total
December 31, 2020
Future cash inflows	333,248	69	-	69	333,317	667
Future production costs	(182,534)	(51)	-	(51)	(182,585)	(465)
Future development costs	(31,236)	(16)	-	(16)	(31,252)	(48)
Future income tax expenses	(46,862)	-	-	-	(46,862)	(79)
Undiscounted future net cash flows	72,616	2	-	2	72,618	75
10 percent midyear annual discount for timing of estimated cash flows (1)	(26,638)	-	-	-	(26,638)	(1)
Standardized measure of discounted future net cash flows	45,978	1	-	1	45,979	74
December 31, 2019
Future cash inflows	535,788	609	-	609	536,397	4,045
Future production costs	(272,381)	(285)	-	(285)	(272,666)	(1,349)
Future development costs	(34,346)	(141)	-	(141)	(34,487)	(515)
Future income tax expenses	(86,012)	(31)	-	(31)	(86,044)	(438)
Undiscounted future net cash flows	143,049	152	-	152	143,200	1,743
10 percent midyear annual discount for timing of estimated cash flows (1)	(54,928)	(83)	-	(83)	(55,010)	(332)
Standardized measure of discounted future net cash flows	88,121	69	-	69	88,190	1,412
December 31, 2018
Future cash inflows	601,754	1,112	-	1,112	602,866	5,998
Future production costs	(269,942)	(425)	-	(425)	(270,367)	(1,570)
Future development costs	(34,119)	(218)	-	(218)	(34,337)	(520)
Future income tax expenses	(111,522)	(91)	-	(91)	(111,613)	(1,006)
Undiscounted future net cash flows	186,171	379	-	379	186,549	2,903
10 percent midyear annual discount for timing of estimated cash flows (1)	(75,050)	(194)	-	(194)	(75,244)	(613)
Standardized measure of discounted future net cash flows	111,121	185	-	185	111,305	2,290
(1) Semiannual capitalization
(2) Includes the amount of US$ 1,675 millions related to PO&G assets classified as held for sale in 2018. Includes the amount of US$ 1,047 millions related to PO&G assets classified as held for sale in 2019.
Apparent differences in the sum of the numbers are due to rounding off.

Summary of Standardized Measure of Discounted Future Net Cash Flow Projections

Changes in discounted net future cash flows:

	Consolidated entities
		Abroad				Equity Method Investees (2)
	Brazil (1)	South America	North America	Total	Total
Balance at January 1, 2020	88,121	69	-	69	88,190	1,412
Sales and transfers of oil and gas, net of production cost	(24,908)	(14)	-	(14)	(24,922)	(94)
Development cost incurred	5,664	3	-	3	5,666	57
Net change due to purchases and sales of minerals in place	(847)	-	-	-	(847)	(1,047)
Net change due to extensions, discoveries and improved recovery related costs	509	-	-	-	509	-
Revisions of previous quantity estimates	3,160	(35)	-	(35)	3,125	(10)
Net change in prices, transfer prices and in production costs	(54,606)	(145)	-	(145)	(54,751)	(375)
Changes in estimated future development costs	(4,716)	97	-	97	(4,618)	67
Accretion of discount	8,812	9	-	9	8,821	12
Net change in income taxes	24,788	24	-	24	24,812	51
Other - unspecified	-	(7)	-	(7)	(7)	1
Balance at December 31, 2020	45,978	1	-	1	45,979	74
Balance at January 1, 2019	111,121	185	-	185	111,305	2,290
Sales and transfers of oil and gas, net of production cost	(34,522)	(65)	-	(65)	(34,587)	(792)
Development cost incurred	6,819	6	-	6	6,826	150
Net change due to purchases and sales of minerals in place	(1,387)	-	-	-	(1,387)	-
Net change due to extensions, discoveries and improved recovery related costs	385	-	-	-	385	-
Revisions of previous quantity estimates	18,317	(44)	-	(44)	18,273	8
Net change in prices, transfer prices and in production costs	(34,114)	(145)	-	(145)	(34,259)	(505)
Changes in estimated future development costs	(5,324)	60	-	60	(5,265)	(97)
Accretion of discount	11,112	25	-	25	11,137	244
Net change in income taxes	15,714	41	-	41	15,755	363
Other - unspecified	-	7	-	7	7	(249)
Balance at December 31, 2019	88,121	69	-	69	88,190	1,412
Balance at January 1, 2018	63,687	126	1,628	1,755	65,442	1,294
Transfers by loss of control (3)	-	-	(1,428)	(1,428)	(1,428)	1,428
Sales and transfers of oil and gas, net of production cost	(31,429)	(76)	(844)	(921)	(32,350)	(369)
Development cost incurred	9,685	32	229	261	9,946	252
Net change due to purchases and sales of minerals in place	(4,773)	-	-	-	(4,773)	(1,770)
Net change due to extensions, discoveries and improved recovery related costs	11,284	123	-	123	11,407	-
Revisions of previous quantity estimates	10,688	-	-	-	10,688	50
Net change in prices, transfer prices and in production costs	72,662	44	383	427	73,089	1,740
Changes in estimated future development costs	1,857	(76)	(118)	(194)	1,664	(93)
Accretion of discount	6,369	19	150	169	6,537	129
Net change in income taxes	(28,910)	(4)	-	(4)	(28,914)	(489)
Other - unspecified	-	(4)	-	(4)	(4)	119
Balance at December 31, 2018	111,121	185	-	185	111,305	2,290

(1) Includes the amount of US$ 1,770 millions related to assets classified as held for sale in 2017 (January of 2018).
(2) Includes the amount of US$ 1,675 millions related to PO&G assets classified as held for sale in 2018. Includes the amount of US$ 1,047 millions related to PO&G assets classified as held for sale in 2019.
(3) Amounts transferred from consolidated entities to equity method investees, as the Company concluded the operation that has resulted in the formation of a joint venture company ("JV"), of which Murphy Exploration & Production Company ("Murphy" ) has 80% stake and Petrobras America Inc ("PAI") 20% stake.
Apparent differences in the sum of the numbers are due to rounding off.